Related Party Transactions - Schedule of Amounts Owed from and to Related Parties (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Feb. 28, 2017 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties			¥ 45,145
Amounts due to related parties	¥ 390	$ 62	420
Mr. Tian Peiqing
Related Party Transaction [Line Items]
Amounts due from related parties			36,944
Shanghai Fuxi Network Co. Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties			7,201
Shanghai Jiaxin Travel Agency
Related Party Transaction [Line Items]
Amounts due from related parties			1,000
Amounts due to related parties			408
Mao Zhendong
Related Party Transaction [Line Items]
Amounts due to related parties	300	48	¥ 12
Ju Yiming
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 90	$ 14